SCHEDULE OF SUPPLEMENTAL CASH FLOWS INFORMATION RELATED TO LEASES (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Leases
Operating cash flows from operating leases	$ (20,367)	¥ (144,991)	¥ (183,518)	¥ (175,196)
Operating leases